Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

13	SHARE-BASED COMPENSATION
On June 20, 2014, the shareholders and Board of Directors (the “Board”) of the Company approved a resolution to reserve a total of

3,001,365 ordinar
y s
hares of the Company for the purpose of issuing share option awards to its eligible employees, officers or directors of the Group (the “Pre-IPO Plan”). On August 20, 2016, the shareholders and the Board approved a resolution to increase the share option pool to
3,690,599. On April 19, 2018, the shareholders and the Board further approved a resolution to increase the share option pool up to 5,290,234. Awards under the
Pre-IPO
Plan generally have vesting period over a period of 3 to 4 years and a contractual life of 10 years. The Company granted 296,327, 361,843 and 110,000 options under the
Pre-IPO
Plan for the years ended December 31, 2020, 2021 and 2022, respectively.
In January 2019, the shareholders and the Board of Directors of the Company approved a Management Share Incentive plan (“Management Plan”) for key executive management personnel. Under the Management Plan, the maximum number of ordinary shares reserved for issuance under is 5% of the total outstanding number of shares of the Company on an as converted and fully diluted basis (after taking into account the options granted under the plan). Awards under the Management Plan have vesting period over a period of 4 years and have a contractual life of 10 years.

The Company granted nil
options under the Management Plan for the years ended December 31, 2021 and 2022.
In May 2020, the shareholders and the Board of Directors of the Company approved an equity incentive plan (“2020 Plan”). Under the 2020 Plan, the Company is authorized to grant up to 4,512,276 ordinary shares in the form of options, restricted shares and restricted share units. Awards under the 2020 Plan have vest over a period of 4 years and options granted under the 2020 Plan have a 10
-
year contractual life. The Company granted
 nil
and 2,185,217 options under the 2020 Plan for the years ended December 31, 2021 and 2022.
In December 2021, the shareholders and the Board of Directors of the Company approved an equity incentive plan (“2021 Plan”). Under the 2021 Plan, the Company is authorized to grant options to purchase up to 12,533,016 ordinary shares. The 2021 Plan consists of 2 vesting tranches, with vesting contingent on a
5-year
service condition and achievement of certain market conditions. The first tranche of the 2021 Plan will vest if the Company’s valuation based the preceding
60-day
average closing share price reaches US$10 billion before the fifth anniversary of grant date. The second tranche of the 2021 Plan will vest if the Company valuation reaches US$15 billion before seventh anniversary of the grant date. The Company granted 10,416,956 options under the 2021 Plan on March 10, 2022.
In September 2022, the shareholders and the Board of Directors of the Company approved an equity incentive plan (“2022 Plan”). Under the 2022 Plan, the Company is authorized to grant options to purchase up to 11,775,525 ordinary shares. The 2022 Plan consists of 3 vesting tranches, with vesting contingent on a 5-year service condition and achievement of certain market conditions. The first tranche of the 2022 Plan will vest if the Company’s valuation based the preceding 60-day average closing share price reaches US$2 billion before the fifth anniversary of grant date. The second tranche of the 2022 Plan will vest if the Company valuation reaches US$4 billion before seventh anniversary of the grant date. The third tranche of the 2022 Plan will vest if the Company valuation reaches US$10 billion before seventh anniversary of the grant date. The 2022 Plan and the grant of the awards thereunder replaced the Company’s 2021 Plan and the grant of the awards thereunder. The Company granted 11,317,623 options under the 2022 Plan for on September 26, 2022.

As of September 26, 2022, 10,383,868 options outstanding under 2021 Plan were replaced by 10,125,723 options newly granted under 2022 Plan and 50 eligible employees affected in total by the replacement. The replacement was accounted for as a modification to the original awards and the total incremental cost resulting from the modification was RMB13,246 (US$1,920).

As of December
31
,
2022
, there were
696,607
,
111,742
,
2,451,875
and
517,902
awards available for future grant for the
Pre-IPO
Plan, Management Plan,
2020
Plan and
202
2
 Plan, respectively.
Upon the issuance of the Series A Preferred Shares, the Founder entered into an arrangement with the Series A preferred shareholders, whereby all ordinary shares of the Founder became subject to service and transfer restriction. Such shares are subject to repurchase by the Company at the price equal to the original purchase price paid by the Founder upon early termination of the requisite period of employment of the Founder. The restricted shares are subject to a four
-year service condition with 25% of the total shares shall be vested one
year from the issuance of the Series A Preferred Shares and the remaining 75% of the total shares will vest monthly in equal installment over the remaining requisite service period of 3 years. This arrangement is accounted for as a grant of restricted share awards subject to service vesting conditions.
On May 9, 2020 the Group’s shareholders and Board of Directors approved the ESIP No. 1, pursuant to which the Group may issue up to
2,614,636
Class A ordinary shares to qualified employees at US$
13.2 per share, representing a 20%
 discount from the Group’s Class A ordinary share IPO pric
e. O
n June 25, 2020, the Group’s shareholders and Board of Directors approved the ESIP No. 2, pursuant to which the Group allowed qualified employees to purchase the Group’s Class A ordinary shares at US$
20.02 per share, representing a 30% discount from the
5-day
volume weighted average price of
the Company’s ADSs between June 17, 2020 and June 23, 2020. Each qualified employee can subscribe up to

RMB
2,000

worth of shares, depending on their position and length of service with the Group.
Shares subscribed under both ESIP No. 1 and ESIP No.
 2
 are subject
to
a three-year
 vesting
period, with 10%, 40% and 50
% of ESIP No. 1 shares vesting on the first, second and third anniversary of the Company’s IPO, respectively, and 10%, 40% and 50% of ESIP No. 2 shares vesting on the first, second and third anniversary of the subscription date, respectively. The Group accounts for awards under the ESIP No. 1 and ESIP No. 2 as a grant of restricted share awards subject to vesting condition.
In December 2022 the Group modified ESIP No. 1 and ESIP No. 2 for 90 eligible employees by adding a
5%
per annum
guaranteed return based on each employee’s respective subscription price. The guaranteed return is payable when the eligible employee reach the end of their original three-year vesting period. The Group accounted for the guaranteed return as an additional cash settled component to the original restricted share awards, subject to a three-year service period from the original subscription date. The Group recorded incremental expenses related to the cash settled component of RMB11,554 and RMB27,413 (US$3,975) respectively for the year ended December 31, 2021 and 2022.

Share options
The Board determines the exercise price, vesting and other conditions of individual awards and are subject to multiple service vesting periods. The options granted vests over various vesting schedules with no more than four years.
Prior to the IPO, the Group determined the fair value of its share-based payment awards granted without market conditions using the binomial option valuation model with assistance from an independent third-party appraiser. Upon completion of the IPO, the Group determined the fair value of share-based payment awards granted without market conditions using the Black-Scholes model and determined the fair value of share-based payment awards granted with market conditions using the Monte Carlo Simulation model. The binomial option valuation model, Black-Scholes models and Monte Carlo Simulation model all require subjective assumptions, including the grant date fair value of the ordinary shares, expected volatility, exercise multiple, risk-free rate and dividend yield. Prior to the IPO, the Group estimated the grant date fair value of its ordinary shares with the assistance from the third-party appraiser. Upon completion of the IPO, the Group used the grant date closing ADS price quoted on NASDAQ exchange to determine the fair value of its ordinary shares. For expected volatility, the Group referenced historical volatility of several comparable peer companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The dividend yield is based on management’s expected dividend policy over the contractual life of the options.
The assumptions used to estimate the fair values of the share options, restricted shares and restricted share units granted are as follows:

	For the years ended December 31,
	2020	2021	2022
Risk-free interest rate	0.51%-1.90%	0.97%-2.07%	1.52%-3.94%
Dividend yield	0%	0%	0%
Expected volatility range	44.9% - 49.3%	47.67%-72.98%	48.20%-56.00%
Exercise multiple	2.20	N/A	2.80
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates	US$9.41 - US$27.15	US$9.53 - US$30.50	US$0.013-9.29
The Group recorded compensation costs using the straight-line method for employee award with only service condition, recorded compensation costs on a tranche-by-tranche
basis for employee award with service condition and performance condition that has graded vesting schedule over the requisite service period and recorded compensation costs on a tranche-by-tranche basis, over the earlier of the derived service period or the requisite service period. The share option awards have a contractual life for ten years from the grant date and are exercisable after they vest.

The following table summarizes the share option activities for the years ended December 31, 2020, 2021 and 2022:

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per option	US$ per option	Years	US$

Outstanding, January 1, 2020	2,403,799	1.5340	3.75	8.75	20,079

Granted	5,771,720	0.0002	26.75	—	—
Exercised	(233,440)	0.0002	1.18	—	—
Forfeited	(121,650)	0.0002	3.31	—	—

Outstanding, January 1, 2021	7,820,429	0.4717	21.28	9.10	176,963

Granted	361,843	0.0002	22.64	—	—
Exercised	(425,407)	0.0002	2.56	—	—
Forfeited	(150,529)	0.0002	8.51	—	—

Outstanding, January 1, 2022	7,606,336	0.4849	21.92	8.25	69,907

Granted	23,981,792	7.3877	0.66	—	—
Exercised	(746,042)	0.0002	5.57	—	—
Forfeited	(398,106)	1.6149	5.75	—	—
Cancelled	(10,383,868)	13.3900	0.57	—	—
Outstanding, December 31, 2022	20,060,112	2.0527	8.43	8.93	19,280

Vested and expected to vest at December 31, 2022	20,060,112	2.0527	8.43	8.93	19,280

Exercisable at December 31, 2022	341,083	10.8097	8.17	5.21	979

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date for those awards that had an exercise price below the estimated fair value of the relevant ordinary shares.
The aggregate fair values of the equity awards vested during the years ended December 31, 2020, 2021 and 2022 were RMB3,580, RMB21,207 and RMB23,816 (US$3,453), respectively. As of December 31, 2022, there was total unrecognized employee share-based compensation expense of RMB491,575 (US$71,272
)
related to unvested options, which may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost is recognized over a weighted-average period of 1.83 years. Total intrinsic value of the options exercised for the years ended December 31, 2020, 2021 and 2022 were RMB1,859, RMB8,355 and RMB1,686 (US$244).

Restricted shares units
The Board granted restricted share units to one of the board members in June 2020. The Board determined vesting and other conditions of individual awards, which are subject to multiple service vesting periods. The restricted share units vest over a period of two years. The Group determined the fair value of the restricted share units using the grant date closing ADS price quoted on NASDAQ exchange. The Group recognized share-based compensation expenses using the straight-line method over the requisite service period, which is generally the vesting period of the restricted shares units. The restricted shares units are exercisable up to ten years from the grant date. The following table summarizes the restricted shares unit activities for the years ended December 31, 2020, 2021 and 2022:

	Number of shares	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per unit	Years	US$
Outstanding , December 31, 2019	—	—	—	—

Granted	4,848	24.35	—	—

Outstanding , December 31, 2020	4,848	24.35	9.46	119

Vested	(2,424)	24.35	—	—

Outstanding, December 31, 2021	2,424	24.35	8.46	36

Granted	47,985	2.36	—
Vested	(3,699)	24.35	—

Outstanding, December 31, 2022	46,710	2.37	9.48	106

Vested and expected to vest at December 31, 2022	47,985	2.36	9.48	108

Restricted shares
The following table summarizes the restricted share activities during the years ended December 31, 2020, 2021 and 2022:

	Number of shares	Weighted average grant date fair value
		US$ per share
Outstanding as of December 31, 2019	—	—

Granted	743,955	8.74
Outstanding as of December 31, 2020	743,955	8.74

Vested	(91,431)	8.92

Forfeited	(38,672)	7.76

Outstanding as of December 31, 2021	613,852	8.79

Vested	(237,963)	8.80
Forfeited	(19,630)	8.98
Repurchased	(105,251)	8.90

Outstanding as of December 31, 2022	251,008	8.71

Prior to the IPO, the Group used the discounted cash flow method to determine the underlying equity value of the Company and adopted the equity allocation model to determine the fair value of the restricted shares as of the dates of issuance. Upon completion of the IPO, the Group determined the fair value of the restricted share awards as the difference between the grant date closing ADS price quoted on NASDAQ exchange and the employees’ purchase price. The aggregate fair value of the restricted share awards granted during the years ended December 31, 2020 was RMB
42,540
. For the years ended December 31, 2020, 2021 and 2022, the Group recorded compensation expenses for the restricted shares of
RMB
1,671
, RMB
15,899
and RMB
28,109
(US$
4,075
), respectively.
Total share-based compensation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	796	1,504	1,783	258
Research and development expenses	49,801	29,637	52,873	7,666
Selling and marketing expenses	3,457	9,612	8,525	1,236
General and administrative expenses	119,166	241,680	263,603	38,219

Total share-based compensation expenses	173,220	282,433	326,784	47,379